Plant and equipment	9 Months Ended
Sep. 30, 2019
Plant and equipment
Plant and equipment

5.Plant and equipment

		Computer
	Furniture	hardware				Production
	and	and		Leasehold	Right-of-	tooling and
	equipment	software	Vehicles	Improvements	use assets	molds	Total

Cost:
At December 31, 2017	290,843	73,654	390,050	101,200	—	914,060	1,769,807
Additions	203,644	59,749	—	283,141	—	3,635,888	4,182,422
Disposals	—	—	(2,001)	—	—	—	(2,001)
December 31, 2018	494,487	133,403	388,049	384,341	—	4,549,948	5,950,228
Additions	75,982	93,128	—	116,665	2,085,844	3,271,043	5,640,512
Disposals	—	(2,150)	—	—	—	—	(2,150)
September 30, 2019	570,469	224,381	388,049	501,006	2,085,844	7,820,991	11,590,740

Amortization:
At December 31, 2017	188,606	27,147	85,764	74,607	—	—	376,124
Charge for the year	42,192	38,542	129,487	40,117	—	—	250,338
At December 31, 2018	230,798	65,689	215,251	114,724	—	—	626,462
Additions	58,041	45,064	95,582	88,406	505,452	—	792,545
Disposals	—	(1,254)	—	—	—	—	(1,254)
September 30, 2019	288,839	109,499	310,833	203,130	505,452	—	1,417,753

Net book value:
At December 31, 2018	$263,689	$67,714	$172,798	$269,617	$—	$4,549,948	$5,323,766
At September 30, 2019	$281,630	$114,882	$77,216	$297,876	$1,580,392	$7,820,991	$10,172,987

On September 29, 2017, the Company entered into a manufacturing agreement with Chongqing Zongshen Automobile Co., Ltd. (“Zongshen”). Under the agreement, the Company agreed to reimburse Zongshen for the cost of prototype tooling and molds estimated to be CNY ¥9.5 million ($1.8 million), which was payable on or before March 18, 2018, subject to a 10% holdback, and mass production tooling and molds estimated to be CNY ¥39.3 million ($7.8 million), which shall be payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. As at September 30, 2019, the Company has completed the prototype tooling and molds with actual cost of CNY ¥10.1 million ($1.9) million), as assessed by the company, the prototype tooling and molds will be used for the mass production. The Company has paid 90% of prototype tooling and molds and 78% of the mass production tooling and molds. Depreciation on the production tooling and molds is charged on a per unit produced basis and during the period no units had been produced using the production tooling and molds.

Under the agreement, the Company agreed that the minimum purchase commitments for units of the SOLO vehicle are to be as follows: 5,000 over a 12 month period from the start of mass production; over the next 12 month period, 20,000; and over the next 12 month period, 50,000, and which shall be payable following issue of Company’s purchase orders as follows: 30% 60 days prior to scheduled Zongshen production, and 70% after accepted vehicle delivery.

On October 16, 2017, the CEO of the Company (“Pledgor”) entered into a Share Pledge Agreement (“Share Pledge”) to guarantee the payment by the Company for the cost of the prototype tooling and molds estimated to be CNY ¥9.5 million ($1.8 million) to Zongshen through the pledge of 400,000 common shares of the Company. The Company approved its obligations under the Share Pledge and has agreed to reimburse the Pledgor on a one-for-one basis for any pledged shares realized by Zongshen.